Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares(a)		Value
Common Stocks & Other Equity Interests–99.92%
Aerospace & Defense–1.52%
BWX Technologies, Inc.	181,087	$18,583,148
Moog, Inc., Class A	89,620	14,307,833
		32,890,981
Air Freight & Logistics–0.86%
GXO Logistics, Inc.(b)	347,748	18,694,932
Application Software–9.67%
Altair Engineering, Inc., Class A(b)(c)	290,847	25,056,469
BlackLine, Inc.(b)(c)	226,052	14,598,438
CCC Intelligent Solutions Holdings, Inc.(b)	1,675,961	20,044,494
Clearwater Analytics Holdings, Inc., Class A(b)	669,192	11,838,006
Descartes Systems Group, Inc. (The) (Canada)(b)	184,973	16,930,579
DoubleVerify Holdings, Inc.(b)	545,163	19,167,931
Freshworks, Inc., Class A(b)	642,452	11,699,051
Guidewire Software, Inc.(b)(c)	267,882	31,264,508
Informatica, Inc., Class A(b)(c)	528,942	18,512,970
Manhattan Associates, Inc.(b)	64,373	16,108,056
Procore Technologies, Inc.(b)	148,881	12,233,552
Q2 Holdings, Inc.(b)(c)	238,080	12,513,485
		209,967,539
Automotive Parts & Equipment–0.78%
Modine Manufacturing Co.(b)(c)	177,014	16,849,963
Automotive Retail–0.69%
Murphy USA, Inc.(c)	35,813	15,012,810
Biotechnology–7.92%
Apellis Pharmaceuticals, Inc.(b)	204,993	12,049,488
Ascendis Pharma A/S, ADR (Denmark)(b)	106,773	16,140,874
Blueprint Medicines Corp.(b)	120,648	11,444,669
Cytokinetics, Inc.(b)	202,042	14,165,165
Halozyme Therapeutics, Inc.(b)	401,667	16,339,814
Madrigal Pharmaceuticals, Inc.(b)(c)	22,822	6,094,387
Natera, Inc.(b)	526,708	48,172,714
Twist Bioscience Corp.(b)(c)	274,964	9,434,015
Vaxcyte, Inc.(b)	188,210	12,856,625
Viking Therapeutics, Inc.(b)	169,294	13,882,108
Xenon Pharmaceuticals, Inc. (Canada)(b)	264,243	11,375,661
		171,955,520
Broadline Retail–0.64%
Ollie’s Bargain Outlet Holdings, Inc.(b)	175,599	13,972,412
Building Products–3.46%
AAON, Inc.	269,739	23,764,006
AZEK Co., Inc. (The)(b)(c)	661,015	33,196,173
Simpson Manufacturing Co., Inc.	88,064	18,068,972
		75,029,151
Cargo Ground Transportation–1.65%
Saia, Inc.(b)(c)	61,065	35,723,025
Shares(a)		Value
Commercial & Residential Mortgage Finance–0.68%
PennyMac Financial Services, Inc.	161,850	$14,742,917
Construction & Engineering–3.51%
AECOM	156,064	15,306,757
Comfort Systems USA, Inc.	45,543	14,469,467
Construction Partners, Inc., Class A(b)(c)	484,991	27,232,245
MYR Group, Inc.(b)	108,310	19,143,792
		76,152,261
Construction Machinery & Heavy Transportation Equipment– 1.69%
Federal Signal Corp.	235,419	19,980,011
Terex Corp.	259,361	16,702,848
		36,682,859
Construction Materials–1.13%
Eagle Materials, Inc.	89,997	24,456,685
Data Processing & Outsourced Services–0.79%
Verra Mobility Corp., Class A(b)	684,329	17,087,695
Education Services–1.74%
Bright Horizons Family Solutions, Inc.(b)	160,554	18,200,402
Stride, Inc.(b)(c)	309,822	19,534,277
		37,734,679
Electrical Components & Equipment–1.99%
Atkore, Inc.(c)	97,088	18,481,672
nVent Electric PLC	328,133	24,741,228
		43,222,900
Electronic Components–1.28%
Coherent Corp.(b)	222,507	13,488,374
Littelfuse, Inc.	58,940	14,284,109
		27,772,483
Electronic Equipment & Instruments–0.76%
Novanta, Inc.(b)	94,137	16,452,323
Electronic Manufacturing Services–0.63%
Fabrinet (Thailand)(b)	72,328	13,671,439
Environmental & Facilities Services–1.16%
Clean Harbors, Inc.(b)	124,714	25,106,175
Financial Exchanges & Data–1.20%
TMX Group Ltd. (Canada)	985,815	26,003,595
Food Distributors–0.87%
Performance Food Group Co.(b)	253,496	18,920,941
Food Retail–0.42%
Grocery Outlet Holding Corp.(b)	317,818	9,146,802
Footwear–0.59%
On Holding AG, Class A (Switzerland)(b)(c)	362,257	12,816,653
Health Care Equipment–3.64%
Glaukos Corp.(b)	297,736	28,073,528
iRhythm Technologies, Inc.(b)	123,816	14,362,656

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares(a)		Value
Health Care Equipment–(continued)
Shockwave Medical, Inc.(b)(c)	68,919	$22,442,094
TransMedics Group, Inc.(b)	191,412	14,153,003
		79,031,281
Health Care Facilities–2.07%
Acadia Healthcare Co., Inc.(b)	284,231	22,516,780
Tenet Healthcare Corp.(b)	214,063	22,500,162
		45,016,942
Health Care Services–0.71%
Option Care Health, Inc.(b)	457,649	15,349,547
Health Care Supplies–1.33%
Lantheus Holdings, Inc.(b)	217,837	13,558,175
Merit Medical Systems, Inc.(b)(c)	203,362	15,404,671
		28,962,846
Homebuilding–2.70%
Cavco Industries, Inc.(b)(c)	53,928	21,520,508
Installed Building Products, Inc.	97,346	25,186,330
M/I Homes, Inc.(b)	87,566	11,934,370
		58,641,208
Homefurnishing Retail–0.84%
RH(b)(c)	52,143	18,159,321
Hotels, Resorts & Cruise Lines–0.65%
Wyndham Hotels & Resorts, Inc.	182,514	14,007,950
Human Resource & Employment Services–0.91%
ASGN, Inc.(b)	187,991	19,693,937
Industrial Machinery & Supplies & Components–2.65%
Enpro, Inc.	109,706	18,515,081
Nordson Corp.	73,215	20,100,446
RBC Bearings, Inc.(b)(c)	69,859	18,886,381
		57,501,908
Industrial REITs–1.42%
EastGroup Properties, Inc.	81,277	14,611,166
Terreno Realty Corp.	245,513	16,302,063
		30,913,229
Internet Services & Infrastructure–0.68%
DigitalOcean Holdings, Inc.(b)	387,993	14,813,573
Investment Banking & Brokerage–0.81%
Jefferies Financial Group, Inc.	396,704	17,494,646
IT Consulting & Other Services–0.81%
Globant S.A.(b)	87,075	17,580,442
Life Sciences Tools & Services–1.60%
Bio-Techne Corp.(c)	210,050	14,785,420
Repligen Corp.(b)	108,208	19,901,615
		34,687,035
Managed Health Care–0.74%
HealthEquity, Inc.(b)	196,950	16,077,029
Oil & Gas Equipment & Services–1.93%
ChampionX Corp.	511,617	18,361,934
TechnipFMC PLC (United Kingdom)	703,893	17,674,753
Shares(a)		Value
Oil & Gas Equipment & Services–(continued)
Weatherford International PLC(b)	50,055	$5,777,348
		41,814,035
Oil & Gas Exploration & Production–2.49%
Chord Energy Corp.	72,769	12,970,346
Matador Resources Co.	213,420	14,250,053
Permian Resources Corp.	887,554	15,674,204
Range Resources Corp.(c)	325,067	11,192,057
		54,086,660
Other Specialty Retail–0.84%
Academy Sports & Outdoors, Inc.	269,193	18,181,295
Packaged Foods & Meats–2.31%
Freshpet, Inc.(b)(c)	148,908	17,252,481
Post Holdings, Inc.(b)	202,006	21,469,198
Simply Good Foods Co. (The)(b)(c)	335,777	11,426,491
		50,148,170
Personal Care Products–0.99%
e.l.f. Beauty, Inc.(b)	109,577	21,480,379
Pharmaceuticals–1.68%
Intra-Cellular Therapies, Inc.(b)	236,239	16,347,739
Prestige Consumer Healthcare, Inc.(b)	276,608	20,070,676
		36,418,415
Property & Casualty Insurance–1.17%
Kinsale Capital Group, Inc.	48,428	25,412,109
Regional Banks–1.36%
Pinnacle Financial Partners, Inc.	173,175	14,872,269
Western Alliance Bancorporation	226,786	14,557,393
		29,429,662
Research & Consulting Services–1.73%
KBR, Inc.	259,356	16,510,603
Parsons Corp.(b)	253,029	20,988,756
		37,499,359
Restaurants–3.60%
Shake Shack, Inc., Class A(b)(c)	229,163	23,839,827
Texas Roadhouse, Inc.	124,382	19,213,287
Wingstop, Inc.	95,780	35,093,792
		78,146,906
Semiconductor Materials & Equipment–1.73%
Onto Innovation, Inc.(b)	142,222	25,753,560
Veeco Instruments, Inc.(b)(c)	337,741	11,878,351
		37,631,911
Semiconductors–5.15%
Allegro MicroSystems, Inc. (Japan)(b)(c)	487,435	13,141,248
Credo Technology Group Holding Ltd.(b)	589,325	12,487,797
Lattice Semiconductor Corp.(b)	324,672	25,399,091
MACOM Technology Solutions Holdings, Inc.(b)	171,199	16,373,472
Power Integrations, Inc.(c)	193,568	13,849,790
Silicon Laboratories, Inc.(b)	115,418	16,587,875
Synaptics, Inc.(b)	143,600	14,009,616
		111,848,889
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares(a)		Value
Specialty Chemicals–1.78%
Element Solutions, Inc.	955,571	$23,870,164
Quaker Chemical Corp.(c)	71,724	14,721,351
		38,591,515
Systems Software–3.96%
CyberArk Software Ltd.(b)(c)	106,625	28,322,799
GitLab, Inc., Class A(b)	319,232	18,617,610
JFrog Ltd. (Israel)(b)	491,387	21,729,133
Varonis Systems, Inc.(b)	367,075	17,314,928
		85,984,470
Trading Companies & Distributors–1.32%
Applied Industrial Technologies, Inc.	43,584	8,610,019
SiteOne Landscape Supply, Inc.(b)(c)	115,188	20,106,066
		28,716,085
Transaction & Payment Processing Services–0.69%
Shift4 Payments, Inc., Class A(b)(c)	227,544	15,033,832
Total Common Stocks & Other Equity Interests (Cost $1,556,890,778)		2,168,421,326
Money Market Funds–0.25%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	1,906,215	1,906,216
Shares(a)		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	1,342,136	$1,342,672
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	2,178,532	2,178,532
Total Money Market Funds (Cost $5,427,420)		5,427,420
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $1,562,318,198)		2,173,848,746
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.81%
Invesco Private Government Fund, 7.57%(d)(e)(f)	53,505,988	53,505,988
Invesco Private Prime Fund, 5.49%(d)(e)(f)	137,501,708	137,570,459
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $191,083,417)		191,076,447
TOTAL INVESTMENTS IN SECURITIES–108.98% (Cost $1,753,401,615)		2,364,925,193
OTHER ASSETS LESS LIABILITIES—(8.98)%		(194,806,796)
NET ASSETS–100.00%		$2,170,118,397
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,080,260	$53,744,169	$(59,918,213)	$-	$-	$1,906,216	$44,767
Invesco Liquid Assets Portfolio, Institutional Class	5,170,627	38,388,693	(42,215,324)	(757)	(567)	1,342,672	32,130
Invesco Treasury Portfolio, Institutional Class	9,234,584	61,421,907	(68,477,960)	-	1	2,178,532	51,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	82,748,554	124,506,254	(153,748,820)	-	-	53,505,988	1,040,524*
Invesco Private Prime Fund	217,800,370	283,540,874	(363,723,222)	(84,910)	37,347	137,570,459	2,799,813*
Total	$323,034,395	$561,601,897	$(688,083,539)	$(85,667)	$36,781	$196,503,867	$3,968,279

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,168,421,326	$—	$—	$2,168,421,326
Money Market Funds	5,427,420	191,076,447	—	196,503,867
Total Investments	$2,173,848,746	$191,076,447	$—	$2,364,925,193
Invesco Small Cap Growth Fund